Guarantee deposits (Tables)	12 Months Ended
Dec. 31, 2021
Guarantee deposits
Schedule of guarantee deposits

	2021		2020
Current asset:
Credit letters deposits	Ps.	1,127,302	Ps.	829,918
Aircraft maintenance deposits paid to lessors (Note 1j)		434,866		279,390
Deposits for rental of flight equipment		34,723		23,584
Other guarantee deposits		28,995		9,064
		1,625,886		1,141,956
Non-current asset:
Aircraft maintenance deposits paid to lessors (Note 1j)		8,320,612		7,641,544
Deposits for rental of flight equipment		1,029,323		741,871
Other guarantee deposits		23,219		41,323
		9,373,154		8,424,738
	Ps.	10,999,040	Ps.	9,566,694